Share-based payments	12 Months Ended
Dec. 31, 2019
Share-based payments
Share-based payments

22.  Share-based payments

The Partnership adopted a share incentive plan on 29 September 2014 (the “Plan”) for the purposes of providing incentives and rewards to the Partnership’s employees. The Plan is administered by HH GP. The total number of Partnership Awards that can be granted under the Plan is 2,073,468. All options, whether vested or unvested, shall expire on the tenth anniversary of their grant dates. There are no cash settlement alternatives. The Partnership does not have a past practice of cash settlement for these Partnership Awards. 50% of the options granted generally vest in five equal installments over a service period, while the remaining 50% of the options vest if and when the Partnership’s specified performance conditions, including EBITDA targets are met (non-market condition), or if a fixed targeted return on the LP Interests is achieved (market condition). The RSUs generally vest if and when the Partnership’s specified performance conditions, including EBITDA targets are met (non-market condition), or if a fixed targeted return on the LP Interests is achieved (market condition).

Partnership Awards, whether vested or unvested, that were outstanding immediately prior to the Closing Date were converted into and became NFH Awards. The NFH Awards shall be exercisable for that number of NFH ordinary shares (rounded down to the nearest whole share) equal to the product of (i) the total number of LP Interests subject to the corresponding Partnership Awards, multiplied by (ii) the exchange ratio (the “Exchange Ratio”), which means the purchase price per LP Interest paid by NFH in the Business Combination (Note 23), divided by US$10. The exercise price per each NFH Award (rounded up to the nearest whole cent) ranged from US$4.75 to US$6.18 calculated by dividing the exercise price per LP Interest ranging from US$24.0 to US$31.2, by the Exchange Ratio of approximately 5.05. Each NFH Award continues to have, and is subject to, the same remaining terms and conditions as applied to the corresponding Partnership Award immediately prior to the Closing Date.

NFH Awards do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

Share options

The movement of the share options granted to employees of the Group are as follows:

		Period from 19 December		Period from 1 January		Year ended		Year ended
		to 31 December 2019		to 18 December 2019		31 December 2018		31 December 2017
		Successor (NFH)		Predecessor (HHH)
		Weighted average		Weighted average		Weighted average		Weighted average
		exercise price per	Number of	exercise price per	Number	exercise price	Number	exercise price	Number
	Notes	share	options	share	of options	per share	of options	per share	of options
At beginning of period	(a)	4.8	3,849,921	24.3	1,150,120	24.0	1,140,040	24.0	1,144,840
Granted during the Period		—	—	31.2	117,551	28.4	66,000	—	—
Forfeited during the Period		—	—	—	—	24.0	(55,920)	24.0	(4,800)
Settled during the Period	(b)	—	—	24.8	(505,208)	—	—	—	—

At end of period		4.8	3,849,921	25.0	762,463	24.3	1,150,120	24.0	1,140,040

Exercisable at the end of the period			3,280,062		650,000		562,948		426,248
(a)

The number of NFH options at the beginning of the Successor Period was calculated by multiplying the number of Partnership options outstanding at the end of 2019 Predecessor Period (or 762,463 options) by the Exchange Ratio of approximately 5.05.

(b)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested options. The fair value of these fully vested options are included in the purchase consideration of the Business Combination (Note 23).

The weighted average fair value of share options granted under the Plan during 2019 Predecessor Period and 2018 Predecessor Period was US$20.63 and US$16.89, respectively. No share options under the Plan expired during the periods presented. The weighted average remaining contractual life for the share options outstanding as at 31 December 2019 (Successor) and 2018 (Predecessor) was 5.60 years and 6.25 years, respectively. The range of exercise periods for options outstanding at 31 December 2019 (Successor) and 2018 (Predecessor) was from 30 September 2015 to 31 March 2029 and from 30 September 2015 to 31 March 2028, respectively. The range of exercise prices for options outstanding at the end of period ended 31 December 2019 (Successor) and 2018 (Predecessor) was from US$4.75 to US$6.18 and from US$24.0 to US$28.8, respectively.

The fair value of the share options is estimated using a binomial option pricing model, taking into account the terms and conditions on which the share options were granted. The following tables list the inputs to the models used for the share options granted during 2019 Predecessor Period and 2018 Predecessor Period under the Plan:

	Period from 1
	January to 18	Year ended 31
	December 2019	December 2018
	Predecessor (HHH)	Predecessor (HHH)
Expected volatility range (%)	36.3%	40.2%
Risk–free interest rate (%)	2.59%	3.12%
Exercise multiple	2.8	2.8
Fair value of LP interest unit (US$)	39.84	32.81

The exercise multiple was estimated as the average ratio of the LP interest unit price to the exercise price of when employees would decide to voluntarily exercise their vested options. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The following table lists the inputs to the model used for the NFH options issued and the Partnership options replaced on the Closing Date:

	Successor	Predecessor
	(NFH)	(HHH)
Expected volatility range (%)	31.65%‑32.74%	31.65%‑32.74%
Risk–free interest rate (%)	1.80%‑19.1%	1.80%‑19.1%
Exercise multiple	2.8	2.8
Fair value of ordinary share/LP interest unit (US$)	10.11	48.74

The fair value of the NFH option was higher than the Partnership option, resulting in incremental compensation cost amounting to (i) RMB9,327  (Note 23), which was expensed on the Closing Date; and (ii) RMB932, which will be recognized over the remaining requisite service vesting period.

RSUs

The movement of the RSUs granted to the employees of the Group are as follows:

		Period from 19 December	Period from 1 January	Year ended 31	Year ended 31
		to 31 December 2019	to 18 December 2019	December 2018	December 2017
	Notes	Successor (NFH)	Predecessor (HHH)
At beginning of period	(c)	148,393	644,060	645,020	647,420

Granted during the period		—	58,776	27,000	—
Forfeited during the period		—	—	(27,960)	(2,400)
Exercised during the period		—	(400,000)	—	—
Settled during the period	(d)	—	(273,448)	—	—

At end of period		148,393	29,388	644,060	645,020
(c)

The number of NFH RSUs at the beginning of the Successor Period was calculated by multiplying the number of Partnership RSUs at the end of 2019 Predecessor Period (or 29,388 RSUs) by the Exchange Ratio of approximately 5.05.

(d)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested RSUs. The fair value of these fully vested RSUs are included in the purchase consideration of the Business Combination (Note 23).

The fair value of the NFH RSU was higher than the Partnership RSU, resulting in incremental compensation cost amounting to (i) RMB156  (Note 23), which was expensed on the Closing Date; and (ii) RMB321, which will be recognized over the remaining requisite service vesting period. The weighted average fair value of RSUs granted during 2019 Predecessor Period and 2018 Predecessor Period was US$39.84 and US$32.81, respectively. The fair value of a RSU is equal to the fair value of the underlying limited partner interests on the date of grant. The weighted average remaining contractual life for the RSUs outstanding as at 31 December 2019 (Successor) and 2018 (Predecessor) was 9.25 years and 6.19 years, respectively.

Others

In 2014, the Partnership granted share options and RSUs to senior executives that contain service vesting conditions. The share options and RSUs generally will become vested either (i) immediately upon grant; or (ii) vest over a one to four-year period. The share options and RSUs were accounted for as equity awards and were fully vested as of 31 December 2017. 5,349, 132,360 and 165,422 awards, were exercised during 2019 Predecessor Period , 2018 Predecessor Period and 2017 Predecessor Period, respectively. There were no outstanding options as of 18 December 2019.

There were no cancellations of any awards during the periods presented. The Group did not have any other share-based award schemes other than those disclosed above.

The share-based compensation expense recognized for all the above-mentioned equity-settled share-based payment transactions amounted to RMB10,514,  RMB34,403, RMB18,418 and RMB22,850, respectively, for the Successor Period, 2019 Predecessor Period, 2018 Predecessor Period and 2017 Predecessor Period, respectively.